[LOGO]
[THE HARTFORD]

January 2, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-8269

Attention: Division of Investment Management

Re:	Hartford Life Insurance Company Separate Account Three (“Registrant”)
	File No. 333-119419	Director M Access
	File No. 333-119415	Director M Edge
	File No. 333-119417	Director M Outlook
Hartford Life Insurance Company Separate Account Seven (“Registrant”)
	File No. 333-101937	Hartford Leaders Access
	File No. 333-101942	Hartford Leaders Edge
	File No. 333-101948	Hartford Leaders Plus
	File No. 333-101954	Hartford Leaders Outlook
Hartford Life Insurance and Annuity Company Separate Account Three (“Registrant”)
	File No. 333-119423	Director M Access
Hartford Life and Annuity Insurance Company Separate Account Seven (“Registrant”)
	File No. 333-101936	Hartford Leaders Access

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.              The Supplement, Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.              The text of the Registrant’s most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on December 28, 2012.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-5910.

Very truly yours,

/s/ Sharon Tomko

Sharon Tomko
PM, Registered Product Filings